UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$2,300,000	$2,507,414

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	3,000,000	3,367,650
zero %, 10/1/46	BBB-	8,800,000	5,231,776

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,489,390
5.8s, 5/1/34	Baa2	1,750,000	2,007,723

			16,603,953
Arizona (3.1%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7 5/8s, 12/1/29(F)	D/P	5,575,000	16,664
7 1/4s, 12/1/19(F)	D/P	500,000	1,495

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	4,000,000	4,284,960

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42	A-	1,100,000	1,124,441

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	4,800,000	5,645,760

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	448,920
(Great Hearts Academies), 6s, 7/1/32	BB/F	300,000	321,162
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	2,068,840
(Great Hearts Academies), 5s, 7/1/44	BB+	3,950,000	4,040,890

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa1	1,000,000	1,006,160
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,396,730
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,452,645

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	1,525,000	1,859,738
5s, 12/1/37	A-	1,430,000	1,625,423
5s, 12/1/32	A-	1,500,000	1,725,210

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,463,792

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,623,680

			31,106,510
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,096,500

			2,096,500
California (13.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	1,295,000	1,505,697

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	1,000,000	1,014,270

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa1	7,000,000	7,171,570
5 1/4s, 2/1/37	Baa1	2,705,000	2,778,901

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,855,041

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	2,000,000	2,050,180

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	1,000,000	1,121,720
(Klare Holdings), Ser. A, 5s, 7/1/34	BB+	2,075,000	2,157,045

CA State G.O. Bonds, 5s, 9/1/30	Aa3	6,000,000	6,890,640

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	800,000	879,536

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	882,207
5s, 8/1/32	BB+	665,000	696,214

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	5,000,000	5,326,650

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A1	2,000,000	2,376,340
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A1	1,000,000	1,202,820
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A1	1,000,000	1,134,070
(Capital Projects), Ser. A, 5s, 4/1/30	A1	5,000,000	5,709,400

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	2,500,000	2,824,975
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	500,000	535,325
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,885,520
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,547,800
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,182,328
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,677,690
(American Baptist Homes of the West), 5s, 10/1/43	BBB	1,000,000	1,076,290
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	1,011,430

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	3,300,000	3,355,637

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,765,000	1,766,800
5s, 9/2/30	BB+/P	1,685,000	1,687,056

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	338,457

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	5,145,000	5,942,629

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5 3/4s, 6/1/47	B3	2,000,000	1,630,960
Ser. A-2, 5.3s, 6/1/37	B3	12,000,000	9,644,040
Ser. A-1, 5 1/8s, 6/1/47	B3	3,000,000	2,242,320
Ser. A-1, 5s, 6/1/33	B3	1,950,000	1,597,031
Ser. A-1, 4 1/2s, 6/1/27	B	255,000	239,115

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	775,000	829,126

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5 1/2s, 11/15/37	A-	2,000,000	2,452,120

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,718,738
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,749,980

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. D, 5s, 9/1/26	BBB+/P	1,070,000	1,081,053

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 1/4s, 8/1/30	BBB/P	1,500,000	1,794,344
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,685,535

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB	1,645,000	1,804,285

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	1,000,000	1,039,960

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	853,185

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5.1s, 9/1/35	BBB-/P	2,500,000	2,500,600
5s, 9/1/29	BBB-/P	1,355,000	1,355,352

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	3,565,500

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa3	5,000,000	1,628,750

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	1,003,730

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	8,000,000	1,542,080

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB+	500,000	577,695

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	3,155,000	3,433,366

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	990,000	1,109,345
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	990,000	1,113,245

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA	2,400,000	841,968

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,741,095

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,786,426

			132,145,182
Colorado (3.4%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	850,000	866,116

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa2	1,000,000	308,740
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	2,967,650

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	865,202
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB/F	800,000	880,272
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,940,544
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	650,000	735,059
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	A3	200,000	227,808
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,025,000	3,192,493
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	775,695
(Valley View Assn.), 5 1/8s, 5/15/37	A-	1,000,000	1,056,850
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,474,656
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	2,100,000	2,222,787
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	5,250,000	5,747,805

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	5,285,040

Plaza, Tax Assoc. Bonds (Metro. Dist. No.1), 5s, 12/1/40	BB/P	3,850,000	4,024,559

			33,571,276
Delaware (1.6%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,919,283
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	5,000,000	5,360,950

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.07s, 10/1/38	VMIG1	8,535,000	8,535,000

			15,815,233
District of Columbia (1.8%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB+	6,000,000	6,961,200
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,166,550

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail), 5s, 10/1/53	Baa1	3,000,000	3,143,490
(2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	995,000	278,937
(2nd Sr. Lien), Ser. B, zero %, 10/1/38	Baa1	20,000,000	6,214,000

			17,764,177
Florida (5.6%)

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	Baa2	1,500,000	1,501,050

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	600,000	654,000

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,002,740

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B-/P	2,180,000	2,042,987

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	440,000	474,949

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,250,420

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,894,019

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	4,925,000	5,078,365
(Shell Pt./Alliance), 5s, 11/15/32	BB+	3,210,000	3,305,337

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	1,019,500

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	4,500,000	4,844,745

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,750,000	1,816,150

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	D/P	1,915,000	1,646,460

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	750,000	819,330

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,840,000	1,863,902

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,760,000	3,022,834

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	6,000,000	6,646,980

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	2,410,000	1,646,102

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB+/F	1,950,000	2,079,285

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Allocation Bonds, Ser. A-1, 5s, 3/1/30	BBB+	1,440,000	1,587,585

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B-/P	1,700,000	1,561,858

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	1,000,000	1,009,690

Village Cmnty. Dev. Dist. No. 11 Special Assessment Bonds, 4 1/2s, 5/1/45(FWC)	BB-/P	1,500,000	1,504,200

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	825,000	949,625

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BB/P	655,000	691,385

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	1,200,000	1,265,028

			55,178,526
Georgia (2.8%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/32	A1	1,150,000	1,322,960
5s, 1/1/31	A1	1,925,000	2,222,817

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	5,000,000	5,941,400

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines)
Ser. B, 9s, 6/1/35	BB-	3,935,000	4,069,183
Ser. A, 8 3/4s, 6/1/29	BB-	2,000,000	2,502,000

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,207,481

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,383,444

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,484,037

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,150,000	3,308,886

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	2,375,000	2,419,555

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	1,400,000	1,432,102

			27,293,865
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,108,970

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	559,645

			1,668,615
Hawaii (1.1%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,660,878
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	7,000,000	8,146,110
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	1,050,000	1,144,710

			10,951,698
Illinois (5.6%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/36	A+	1,000,000	1,015,350
5s, 1/1/34	A+	3,100,000	3,170,680

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,074,000	5,082,575

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5s, 1/1/30	AA+	200,000	222,986
5s, 1/1/28	AA+	1,000,000	1,109,150

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,813,150

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5s, 1/1/39	AA-	2,720,000	2,990,150

Chicago, Wtr. Wks Rev. Bonds (2nd Lien), 5s, 11/1/39	AA-	1,725,000	1,909,316

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	905,643

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	BBB+	3,500,000	4,397,960
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	2,150,000	2,543,493
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,250,000	6,059,130
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,624,372
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	4,155,000	4,449,922
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,186,160
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,166,280

IL Fin. Auth. Solid Waste Disposal Rev. Bonds (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	A-	5,045,000	5,225,914

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	366,239	190,444

IL State G.O. Bonds, 5 1/4s, 2/1/30	A3	1,000,000	1,101,380

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	1,000,000	1,127,820

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,513,931

			55,805,806
Indiana (1.5%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BBB-	3,750,000	4,159,612
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	1,750,000	1,871,555

IN State Fin. Auth. VRDN, Ser. A-2, 0.07s, 2/1/37	VMIG1	6,875,000	6,875,000

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,875,000	2,137,200

			15,043,367
Iowa (1.9%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,298,004
5s, 7/1/20	BB+	1,700,000	1,774,086

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,500,000	1,590,090
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	3,000,000	3,254,370

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	8,534,500

			18,451,050
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,686,180
5 3/8s, 5/15/27	BB/P	500,000	510,215

			2,196,395
Kentucky (1.2%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	196,000	198,777
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46	BB-/P	1,350,000	1,558,345
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	900,000	1,034,801

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	2,000,000	2,307,500

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,422,316

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	924,623

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,172,680

			11,619,042
Louisiana (0.4%)

LA State Pub. Facs. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39	B-/P	1,000,000	1,022,020

Pub. Facs. Auth. Dock & Wharf Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,119,920

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	2,250,000	2,273,940

			4,415,880
Maine (0.4%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba1	3,000,000	3,546,480

			3,546,480
Maryland (0.7%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,700,000	2,017,441

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35 (Prerefunded 5/1/15)	BB/P	600,000	617,058

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	750,000	799,140
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	3,000,000	3,133,410

			6,567,049
Massachusetts (4.8%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	2,140,000	2,539,602
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,816,363	1,414,492
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	582,997	453,916
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	548,009
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	500,000	560,110
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	1,000,000	1,115,710
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	185,787
(New England Conservatory of Music), 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,900,000	2,197,273
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,090,200
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,129,440
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	5,800

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,241,762

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	6,035,000	6,047,854
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,648,864
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	2,125,000	2,345,936
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,838,240
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	3,950,000	3,967,499
(Winchester Hosp.), 5 1/4s, 7/1/38	A-	3,050,000	3,336,304
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,419,684
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,015,280
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,815,175
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,515,925

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. A, 5s, 5/15/43	AA+	2,000,000	2,265,200

			47,698,159
Michigan (1.5%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,505,000	1,569,294

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,309,000	1,498,059

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	759,759
(Hurley Med. Ctr.), 6s, 7/1/20	Ba1	170,000	170,175
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	467,230

MI State Fin. Auth. Rev. Bonds (Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	BBB+	1,900,000	2,050,840

MI State Fin. Auth. Rev. Notes (Detroit School Dist. Student Aid ), Ser. E, 2.85s, 8/20/15	SP-1	1,650,000	1,660,610

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	4,400,000	4,895,616

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,675,000	1,739,203

			14,810,786
Minnesota (2.1%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,591,111

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	1,000,270

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.07s, 11/15/35	VMIG1	1,300,000	1,300,000

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,471,883
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,359,013

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB	1,500,000	1,548,615

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5s, 9/1/44	BB+	925,000	927,784
5s, 9/1/34	BB+	300,000	306,048

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.05s, 11/15/38	VMIG1	2,550,000	2,550,000

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	586,540

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	5,035,000	5,296,870

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,301,387

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	900,000	898,686

			21,138,207
Mississippi (1.2%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,070,390

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. F, 0.08s, 12/1/30	VMIG1	1,000,000	1,000,000
Ser. C, 0.07s, 12/1/30	VMIG1	4,000,000	4,000,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	5,400,000	6,186,726

			12,257,116
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	781,988

			781,988
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	1,500,000	1,709,264
(NE Gas No. 3), 5s, 9/1/32	A-	3,000,000	3,286,110

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F	1,825,000	2,020,001

			7,015,375
Nevada (1.5%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,560,000	1,784,624

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151)
5s, 8/1/25	BB-/P	300,000	271,746
5s, 8/1/20	BB-/P	335,000	323,754
5s, 8/1/19	BB-/P	1,110,000	1,102,408
5s, 8/1/18	BB-/P	1,065,000	1,063,126
5s, 8/1/17	BB-/P	1,260,000	1,260,441

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	750,000	775,313

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/22	BB/P	485,000	523,965

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.09s, 6/1/42	VMIG1	7,955,000	7,955,000

			15,060,377
New Hampshire (0.1%)

NH State Bus. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	B2	650,000	650,845

			650,845
New Jersey (6.3%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	5,632,660

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BB+	1,130,000	1,105,649
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,815,363
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BB+	300,000	305,307
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,629,738
(Continental Airlines, Inc.), 5 1/2s, 6/1/33	B2	2,000,000	2,150,720
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	2,500,000	2,749,150
(Paterson Charter School), Ser. C, 5.3s, 7/1/44	BB+	2,250,000	1,960,223
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	500,000	512,010
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	B2	3,500,000	3,726,310

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5s, 6/15/37	Baa3	1,000,000	1,047,630
4 3/4s, 6/15/32	Baa3	170,000	176,030

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	B2	1,000,000	1,093,910

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,656,200

NJ State Hlth. Care Facs. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	6,000,000	6,666,060
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,755,075
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,601,710

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	BBB	1,400,000	1,586,424

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B2	8,000,000	5,981,120
Ser. 1A, 4 3/4s, 6/1/34	B2	7,700,000	5,755,365
zero %, 6/1/41	A-	20,000,000	4,889,200

			62,795,854
New Mexico (1.4%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	3,000,000	3,342,270
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa2	7,660,000	7,844,070
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	2,750,000	2,816,083

			14,002,423
New York (3.5%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,464,760

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	749,663

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,212,480

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	1,295,000	1,347,836
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,330,859
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B	3,680,000	3,694,094
(Jetblue Airways Corp.), 5s, 5/15/20	B	480,000	480,768

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,430,131

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	1,800,000	1,805,562

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,067,110

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40(FWC)	B-/P	1,250,000	1,279,663
Class 1, 5s, 11/15/44(FWC)	BB-/P	2,250,000	2,267,618

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,500,000	1,501,050

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.)
5 1/8s, 7/1/31	Ba2	2,310,000	2,398,381
5s, 7/1/42	Ba2	1,000,000	1,008,800

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,497,320

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,077,663

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	500,180

			35,113,938
North Carolina (0.8%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,074,880

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	495,378
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	763,470

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	3,500,000	3,702,370
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,019,240

			8,055,338
Ohio (3.5%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	3,300,000	2,754,510
Ser. A-2, 6s, 6/1/42	B3	2,500,000	1,988,175
Ser. A-2, 5 7/8s, 6/1/30	B3	8,055,000	6,620,002
Ser. A-2, 5 3/4s, 6/1/34	B3	6,425,000	5,102,799

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	3,000,000	3,310,980

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	1,560,000	187,044

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,550,000	1,721,849

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,652,899

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,220,152

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	3,150,000	3,368,642

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	2,225,000	2,312,176

			34,239,228
Oklahoma (0.3%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	889,191

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	2,000,000	2,118,980

			3,008,171
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	1,000,000	1,042,810

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	2,028,852

			3,071,662
Pennsylvania (4.4%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	826,781
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,072,100
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,634,505

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	3,400,000	3,899,324
(United States Steel Corp.), 5 3/4s, 8/1/42	BB-	1,800,000	1,834,686

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	2,250,000	2,407,883

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	5,200,000	5,343,208

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,460,000	1,720,887

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,824,672

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA), 5s, 7/1/34	Baa3	800,000	847,720

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,135,390
6 3/8s, 7/1/30	BB-/P	1,375,000	1,444,025

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB	1,530,000	1,653,731

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds
(Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,413,968
(Whitemarsh Continuing Care Retirement Cmnty, Inc.), 6 1/8s, 2/1/28	B-/P	700,000	705,103

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	1,200,000	1,309,584

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,068,140

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,131,970
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,084,350
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	539,165

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	2,175,000	2,370,337

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,263,244	6,579
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	510,506	5

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	3,675,000	3,972,896

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	1,025,000	1,032,042

			43,279,051
Puerto Rico (1.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	2,295,000	2,148,418

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	BB	5,000,000	3,525,650

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/47	BB-	1,485,000	1,069,274

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	BB	5,000,000	3,865,150

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 1/2s, 8/1/37	BBB-	2,765,000	2,092,441
NATL, zero %, 8/1/43	AA-	20,000,000	3,017,800

			15,718,733
South Carolina (0.7%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	500,395

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A, 5 1/2s, 12/1/54	AA-	6,000,000	6,791,340

			7,291,735
South Dakota (0.2%)

SD State Hlth. & Edl. Facs. Auth. Rev. Bonds (Sanford Oblig. Group), Ser. B, 5s, 11/1/44	A1	1,350,000	1,499,135

			1,499,135
Texas (10.9%)

Brazos River Harbor Naval Dist. Env. (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,755,022

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,850,000	4,191,880

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	594,155
5s, 8/15/32	BBB	2,100,000	2,296,308

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	2,000,000	2,284,500

Grand Parkway Trans. Corp. Rev. Bonds
Ser. B, 5 1/4s, 10/1/51	AA+	3,295,000	3,676,726
(Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	978,795

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.07s, 12/1/24	A-1+	9,200,000	9,200,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B2	3,200,000	3,639,392
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B2	4,985,000	4,988,639
(United Airlines, Inc.), 4 3/4s, 7/1/24	B2	2,700,000	2,907,846

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,409,795
5s, 2/15/32	BBB	2,250,000	2,480,265

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	2,450,000	2,757,279
6 1/4s, 8/15/39	BBB	2,375,000	2,665,463

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa2	4,850,000	5,212,732

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	2,400,000	2,765,232
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	3,000,000	3,231,180

New Hope, Cultural Ed. Facs. Fin. Corp. Rev. Bonds
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	527,220
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/34	Baa3	750,000	802,815
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,605,000	1,778,838

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	622,968

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,693,950

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	962,070

North TX, Tollway Auth. Rev. Bonds (Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,745,755

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, stepped-coupon zero % (6 1/2S, 1/1/15), 1/1/43(STP)	A2	5,300,000	6,493,666

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	830,000	946,316
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	162,000	61,034
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	2,766,000	1,042,091
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	1,833,000	690,583
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	317,000	119,430
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	4,122,000	1,552,964

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	2,550,000	2,485,766
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	974,150
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	4,000,000	4,326,600

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5 1/4s, 8/15/42	BB+	450,000	458,955
5s, 8/15/27	BB+	500,000	530,005

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	5,236,425

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,400,765
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	3,951,593

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,102,910

			108,542,078
Utah (0.5%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.06s, 5/15/36	A-1+	4,495,000	4,495,000

			4,495,000
Virginia (1.8%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB-/P	575,000	582,458

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	B-/P	1,450,000	1,102,783

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	BB/P	1,460,000	1,490,777

VA ST Small Bus. Fin. Sr. Lien Auth. Rev. Bonds (95 Express Lanes, LLC), 5s, 1/1/40	BBB-	4,500,000	4,697,640

VA State Small Bus. Fin. Auth. Rev. Bonds (Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,390,808

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	6,000,252

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BBB+/F	2,000,000	2,002,780

			18,267,498
Washington (0.7%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB	700,000	716,856

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	1,600,000	1,720,608

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	3,000,000	3,448,680
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	1,200,000	1,428,432

			7,314,576
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	515,365

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	2,330,000	2,431,798

			2,947,163
Wisconsin (1.6%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	1,500,000	1,586,850

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	800,000	889,296
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB	3,500,000	3,648,890

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,550,000	1,848,716
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB+/P	1,000,000	1,179,450
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,543,060

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6s, 11/15/49	BB-/P	1,000,000	1,035,010
5 1/2s, 11/15/34	BB-/P	1,685,000	1,708,961

			15,440,233

Total municipal bonds and notes (cost $889,745,014)			$966,335,273

PREFERRED STOCKS (1.2%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		5,625,000	$5,626,744

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	5,995,680

Total preferred stocks (cost $11,625,000)			$11,622,424

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A		400	$1,220,000

Total unitized trust (cost $1,206,477)			$1,220,000

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	27,282

Total common stocks (cost $8,077,612)			$27,282

TOTAL INVESTMENTS

Total investments (cost $910,654,103)(b)			$979,204,979

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $991,552,233.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $909,469,867, resulting in gross unrealized appreciation and depreciation of $98,199,708 and $28,464,596, respectively, or net unrealized appreciation of $69,735,112.
(DEF)	Security is in default of principal and interest.
(FWC)	Forward commitment, in part or in entirety.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	29.40%
	Transportation	14.2
	Utilities	10.8
	Education	10.4

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$27,282	$—	$—
Total common stocks	27,282	—	—
Municipal bonds and notes	$—	$966,130,070	$205,203
Preferred stocks	—	11,622,424	—
Unitized trust	—	1,220,000	—

Totals by level	$27,282	$978,972,494	$205,203

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014